Basis of Presentation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentation	Basis of Presentation
The company's consolidated financial statements for the year ended December 31, 2020 are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, investment property and fair value through profit and loss (“FVTPL”) financial assets and liabilities that have been measured at fair value, and non-current assets and disposal groups held for sale that have been measured at the lower of carrying value and fair value less costs to sell.

The consolidated balance sheets of the company are presented on a non-classified basis. Assets expected to be realized and liabilities expected to be settled within the company's normal operating cycle of one year are considered current, including the following balances: cash, short term investments, insurance contract receivables, investment in associate held for sale, assets held for sale, deferred premium acquisition costs, derivative obligations, liabilities associated with assets held for sale and insurance contract payables. The following balances are considered non-current: deferred income tax assets, goodwill and intangible assets and deferred income tax liabilities. All other balances are comprised of current and non-current amounts.

The holding company has significant liquid resources that are generally not restricted by insurance regulators. The subsidiary insurance and reinsurance companies are often subject to a wide variety of insurance and other laws and regulations that vary by jurisdiction and are intended to protect policyholders rather than investors. These laws and regulations may limit the ability of the insurance and reinsurance companies to pay dividends or make distributions to parent companies. The company's consolidated balance sheet and consolidated statement of cash flows therefore make a distinction in classification between the holding company and the insurance and reinsurance companies for cash and investments to provide additional insight into the company's liquidity, financial leverage and capital structure.

These consolidated financial statements were approved for issue by the company’s Board of Directors on March 5, 2021.